Schedule of Concentration of Risk (Details) (Parenthetical) - USD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Revenue		$ 515,348	$ 73,201
Customer E [Member]
Revenue	[1]		$ 62,419

[1]	The revenue of $62,419, is derived before the acquisition of Customer E, hence, no elimination has been performed.